Virtus Retirement Trust

101 Munson Street

Greenfield, Massachusetts 01301

January 15, 2016

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Retirement Trust (formerly known as Virtus Institutional Trust)

1933 Act/Rule 497(j)

CIK 0001004658

File No. 033-80057 and 811-9140

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on January 8, 2016.

Sincerely,

/s/ Kevin J. Carr

Kevin J. Carr

cc: Ann Flood